Business Segments	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Segment Reporting [Abstract]
Business Segments

Note 8. Business Segments

The Company has two reportable operating segments: (1) aquarium and aquarium supplies and (2) medical technology. These reportable segments are managed separately due to differences in their products.

The only segment that generates revenue is aquarium and aquarium supplies. Management evaluates and monitors performance of this segment primarily through, among other measures, gross profit. The medical technology segment is in the development stage and not begun to generate revenue.

The results of operations and financial position of the two reportable operating segments and corporate were as follows:

Results of Operations:

	Nine months ended December 31,		Three months ended December 31,
	2015	2014	2015	2014

REVENUE
Aquarium and aquarium supplies	$84,387	$99,503	$28,040	$28,182
Medical technology	—	—	—	—
Corporate	—	—	—	—
	$84,387	$99,503	$28,040	$28,182

GROSS PROFIT
Aquarium and aquarium supplies	$50,290	$51,176	$18,857	$17,590
Medical technology	—	—	—	—
Corporate	—	—	—	—
	$50,290	51,176	$18,857	17,590

GENERAL AND ADMINISTRATIVE EXPENSE
Aquarium and aquarium supplies	$72,827	$83,376	$25,254	$23,902
Medical technology	15,000	70,000	—	10,000
Corporate	510,987	324,768	131,795	113,311
	$598,814	$478,144	$157,049	$147,213

Corporate operating expense includes general and administrative costs not allocated to operating segments.

	December 31, 2015	March 31, 2015

TOTAL ASSETS
Aquarium and aquarium supplies	$5,528	$6,800
Medical technology	—	—
Corporate	1,166	4,528
	$6,694	$11,328

Note 11. Business Segments

The Company has two reportable operating segments: (1) aquarium and aquarium supplies and (2) medical technology. These reportable segments are financed and managed separately due to differences in their products and overall business plan.

The only segment that generates revenue is aquarium and aquarium supplies. Management evaluates and monitors performance of this segment primarily through, among other measures, gross profit. The medical technology segment is in the development stage and not begun to generate revenue.

The results of operations and financial position of the two reportable operating segments and corporate were as follows:

Results of Operations:

	Year ended March 31,
	2015	2014

REVENUE
Aquarium and aquarium supplies	$128,133	$113,009
Medical technology	—	—
Corporate	—	—
	$128,133	$113,009

GROSS PROFIT (LOSS)
Aquarium and aquarium supplies	$58,388	$(219)
Medical technology	—	—
Corporate	—	—
	$58,388	(219)

OPERATING EXPENSES
Aquarium and aquarium supplies	$103,091	$144,788
Medical technology	80,000	85,000
Corporate	461,296	440,111
	$644,387	$669,899

Corporate operating expense includes general and administrative costs not allocated to operating segments.

	March 31, 2015	March 31, 2014

TOTAL ASSETS
Aquarium and aquarium supplies	$6,800	$24,756
Medical technology	—	—
Corporate	4,528	52,989
	$11,328	$77,745